Expense Example	Oct. 28, 2026 USD ($)
Swan Defined Risk Fund | Swan Defined Risk Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 693
Expense Example, with Redemption, 3 Years	995
Expense Example, with Redemption, 5 Years	1,318
Expense Example, with Redemption, 10 Years	2,232
Swan Defined Risk Fund | Swan Defined Risk Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,575
Swan Defined Risk Fund | Swan Defined Risk Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	1,058
Expense Example, with Redemption, 5 Years	1,428
Expense Example, with Redemption, 10 Years	2,465
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	766
Expense Example, with Redemption, 5 Years	1,312
Expense Example, with Redemption, 10 Years	2,803
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	$ 1,754